FLOW-THROUGH SHARE PREMIUM (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Flow Through Share Premium [Line Items]
Flow-through share premium at beginning of the year	$ 185,431
Liability incurred on flow-through shares issued	29,161,495	$ 1,957,619
Settlement of flow-through share premium on expenditures incurred	(6,617,730)	(1,772,188)
Flow-through share premium at end of the year	22,729,196	185,431
Issued June 4, 2020
Flow Through Share Premium [Line Items]
Flow-through share premium at beginning of the year	160,811
Liability incurred on flow-through shares issued		1,697,704
Settlement of flow-through share premium on expenditures incurred	(160,811)	(1,536,893)
Flow-through share premium at end of the year		160,811
Issued June 10, 2020
Flow Through Share Premium [Line Items]
Flow-through share premium at beginning of the year	24,620
Liability incurred on flow-through shares issued		259,915
Settlement of flow-through share premium on expenditures incurred	(24,620)	(235,295)
Flow-through share premium at end of the year		$ 24,620
Issued April 8, 2021
Flow Through Share Premium [Line Items]
Liability incurred on flow-through shares issued	1,971,330
Settlement of flow-through share premium on expenditures incurred	(1,971,330)
Issued August 24, 2021
Flow Through Share Premium [Line Items]
Liability incurred on flow-through shares issued	14,590,165
Settlement of flow-through share premium on expenditures incurred	(4,460,969)
Flow-through share premium at end of the year	10,129,196
Issued November 25, 2021
Flow Through Share Premium [Line Items]
Liability incurred on flow-through shares issued	12,600,000
Flow-through share premium at end of the year	$ 12,600,000